Distribution of Profits (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Distribution of Profits (Details) [Line Items]
Appropriations to the statutory surplus reserve percentage	50.00%
Statutory reserves	¥ 557,221	¥ 553,911
Net assets	¥ 1,458,915	¥ 1,455,605
PRC [Member]
Distribution of Profits (Details) [Line Items]
Appropriations to the statutory surplus reserve percentage	10.00%